Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)		Dec. 31, 2013 Parent Company [Member] CNY		Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY		Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Current assets:
Cash and cash equivalents	$ 68,745		416,163		$ 41,282	249,912		257,345	500,618	$ 56,683		343,144		$ 17,107	103,561		86,769	117,692
Investment in available-for-sale securities	3,464		20,971			289,995									269,235
Prepaid expenses and other current assets	1,189		7,198			35,485				121		732			420
Amounts due from subsidiaries										57,179		346,144			357,073
Total current assets	92,672		561,009			598,220				113,983		690,020			730,289
Investments in subsidiaries	1,862		11,274			11,590				49,332		298,642			285,210
TOTAL ASSETS	226,373		1,370,391			1,396,056				163,315		988,662			1,015,499
LIABILITIES AND SHAREHOLDERS' EQUITY
Option liabilities						12,344									12,344
Other payables										719		4,353			7,572
Amounts due to subsidiaries										1,052		6,375			6,574
Total current liabilities	55,766		337,588			76,094				1,771		10,728			26,490
Shareholders' equity:
Ordinary shares, par value RMB0.027 (HK$0.025) per share: 8,000,000,000 shares authorized; 37,815,292 shares issued and outstanding in 2012 and 38,007,770 shares issued and outstanding in 2013, respectively	164		992			988				164		992			988
Treasury stock, 3,900 shares, at cost		[1]		[1]			[1]				[1]		[1]			[1]
Additional paid-in capital	153,150		927,127			925,870				153,150		927,127			925,870
Retained earnings	13,215		79,998			79,312				18,570		112,413			126,295
Accumulated other comprehensive loss	(10,340)		(62,598)			(64,144)				(10,340)		(62,598)			(64,144)
Total shareholders' equity	169,820		1,028,037			1,038,996		985,404	948,825	161,544		977,934			989,009		935,420	948,825
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 226,373		1,370,391			1,396,056				$ 163,315		988,662			1,015,499

[1]	Less than RMB1 (US$1)